Income taxes - Summary of Company's Net Operating Loss Carryforwards (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 13,452	$ 9,981	$ 3,640
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	79,896	33,613	11,817
U.S. State and Local [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 120,146	$ 67,291	$ 21,520